Cover	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	VALLON PHARMACEUTICALS, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40034
Entity Tax Identification Number	82-4369909
Entity Address, Address Line One	100 N.18th Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	267
Local Phone Number	207-3606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VLON
Entity Emerging Growth Company	true
Entity Central Index Key	0001824293
Amendment Flag	false
Entity Ex Transition Period	false
Security Exchange Name	NASDAQ